Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events
Subsequent Events

30.Subsequent Events

(a)Private placements

In September 2016, the Group entered into share purchase agreements with certain existing shareholders, including certain members of the Group’s management and other investors to issue and sell them an aggregate of 386.1 million ordinary shares for a total consideration of approximately US$100 million. In January 2017, the Group completed approximately US$881 of its US$100 million private placement.

In April, 2017, the Group entered into a share purchase agreement with Tiger Capital Fund SPC participating in Tiger Global SP (“Tiger Fund”), which has agreed to purchase 80,000,000 ordinary shares, at an aggregate purchase price of US$5,760,000. In June 2017, Tiger Fund agreed to assign its rights and obligations under the April 2017 SPA to a third party designated by the Company. Consequently, the Company designated Qian Kun Prosperous Times Investment Limited as substitution for Tiger Fund for the purchase of 80,000,000 ordinary shares of the Company at an aggregate purchase price of US$5,760,000, which transaction was completed on July 12, 2017.

In October 2017, the Group entered into share purchase agreements with each of Qian Kun Prosperous Times Investment Limited and Alpha Assai fund SP of Sunrise SPC. The share purchase agreements provide, among other things, that Qian Kun Prosperous Times Investment Limited and Alpha Assai fund SP of Sunrise SPC will purchase 80,000,000 and 240,000,000 ordinary shares respectively, for a total consideration of US$33,920,000, subject to the terms and conditions of the respective share purchase agreement, including a lock-up for 90 days from the closing date of the contemplated transactions, or such other time or on such other date that is agreed upon in writing by both parties.

(b)Convertible bonds

On February 12, 2017, the Group entered into an Amendment Agreement (“Agreement”) with Union Sky Group Limited, one of the convertible bond holders which held convertible bonds with carrying balances of $20,000. Pursuant to the Agreement, both parties agreed that the repayment of $6,600, $6,700 and $6,700 of the principal amount of the convertible bond was extended to April 30, 2017, January 30, 2018 and January 30, 2019, respectively. Also, the bondholder has the option to convert the outstanding amounts under the convertible bond into equity interest in the Company at a conversion price per ordinary share that equals the weighted average daily closing price of the Company’s ADSs from January 30, 2017 to February 10, 2017. As the Group did not make the first repayment by the end of April 2017, the outstanding convertible bond balances of $20,000 under the Agreement became due immediately and was charged at interest rate of 18% per annum.

(c)New long-term loans

In March 2017, the Group obtained a long-term loan of GBP 5.0 million (approximately $6,587) from Santander UK PLC, a UK bank with a 10-year period to February 2027. Two PV projects in UK and their power revenue were pledged to Santander UK PLC to secure the repayment of bank loan. The loan will be paid by installment twice a year in the 10-year period to February 2027.

(d)Defaulted repayments to individual investors for online fund raising and leasing business

Since April 10, 2017, the Group defaulted its repayment to individual investors for the online fund raising and leasing business. On May 9, 2017, the Group announced on its on-line platform www.solarbao.com that it had defaulted the repayment of principal repayments and interest payments of approximately $32,017 (RMB222 million) in the aggregate as of the announcement date that were due to the individual investors and committed to repay such overdue balances including interests by October 11, 2017. The Group did not make full repayment of the overdue balances by such date. Further, the Group continued to default repayment of certain borrowings from individual investors that were due for repayment after May 9, 2017. On October 12, 2017, the Group made a further announcement on www.solarbao.com that up to October 11, 2017, principal amounts and interests of $89.4 million in the aggregate were overdue.